POLICYHOLDERS' ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Changes in Policyholders' Account Balances
The changes in policyholders’ account balances and the reconciliation to “Policyholders’ account balances” in the statements of financial position are as follows.

	2026			2025
AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	Annuities	Life Insurance	Total	Annuities	Life Insurance	Total
Balance, beginning of period	$88,320	$2,193	$90,513	$81,444	$2,107	$83,551
Acquisition from business combination	65	—	65	—	—	—
Issuances	6,229	7	6,236	7,062	26	7,088
Premiums received	71	216	287	71	218	289
Policy charges	(313)	(181)	(494)	(287)	(189)	(476)
Surrenders and withdrawals	(5,587)	(64)	(5,651)	(5,078)	(55)	(5,133)
Interest credited	1,754	64	1,818	1,468	51	1,519
Benefit payments	(669)	—	(669)	(568)	—	(568)
Other	(5)	—	(5)	4	—	4
Balance, end of period	$89,865	$2,235	$92,100	$84,116	$2,158	$86,274
Reconciling items:
Funding agreements			$3,509			$930
Embedded derivative and other			1,811			1,193
Total policyholders’ account balances			$97,420			$88,397

Weighted average crediting rate	4%	6%	3%	5%
Net amount at risk(1)	$13,803	$38,083	$12,907	$38,673
Cash surrender value	$82,860	$2,024	$77,655	$1,919
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.

Schedule of Account Values by Range of Guaranteed Minimum Crediting Rates
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF JUN. 30, 2026 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$2,997	$2,517	$3,866	$5,601	$—	$14,981
	1% - 2%	2,262	254	787	1,026	—	4,329
	2% - 3%	1,800	515	369	17,167	—	19,851
	Greater than 3%	1,541	5	11	5	—	1,562
	Other(1)	—	—	—	—	49,142	49,142
	Total	$8,600	$3,291	$5,033	$23,799	$49,142	$89,865

Life Insurance	1% - 2%	$42	$6	$68	$900	$—	$1,016
	2% - 3%	378	—	222	—	—	600
	Greater than 3%	602	—	—	17	—	619
	Total	$1,022	$6	$290	$917	$—	$2,235

AS OF JUN. 30, 2025 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,715	$2,668	$4,170	$4,868	$—	$15,421
	1% - 2%	1,569	307	1,008	1,596	—	4,480
	2% - 3%	1,931	373	217	11,323	—	13,844
	Greater than 3%	1,633	5	6	11	—	1,655
	Other(1)	—	—	—	—	48,716	48,716
	Total	$8,848	$3,353	$5,401	$17,798	$48,716	$84,116

Life Insurance	1% - 2%	$38	$2	$66	$791	$—	$897
	2% - 3%	423	—	221	—	—	644
	Greater than 3%	617	—	—	—	—	617
	Total	$1,078	$2	$287	$791	$—	$2,158
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.